Net Loss per Share	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Earnings Per Share [Abstract]
Net Loss per Share
12. Net Loss per Share
Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share amounts):

Period from June 18, 2024 (Inception) to December 31, 2024
Numerator:
Net loss	$(46,979)

Denominator:
Weighted-average common shares outstanding, basic and diluted	3,155,500

Net loss attributable to common stockholders, basic and diluted	$(14.89)
For the computation of basic net loss per share attributable to common stockholders, the amount of weighted-average common shares outstanding excludes all shares of unvested restricted common stock as such shares are not considered outstanding for accounting purposes until vested.

The Company’s potential dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded potential common shares from the computation of diluted net loss per share attributable to common stockholders for the period presented because including them would have had an anti-dilutive effect:

Period from June 18, 2024 (Inception) to December 31, 2024
Convertible preferred stock (as converted to common stock)	12,622,000
Unvested restricted stock awards	517,293
Stock options to purchase common stock	2,392,751

15,532,044

14. Net Loss per Share
Basic and diluted net loss per share attributable to common stockholders and Series A Preferred stockholders was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended September 30, 2025			Nine Months Ended September 30, 2025
	Loss Allocation	Weighted Average Shares Outstanding	Loss Per Share - Basic and Diluted	Loss Allocation	Weighted Average Shares Outstanding	Loss Per Share - Basic and Diluted
Common Stock	$(19,088)	39,584,489	$(0.48)	$(73,394)	23,816,586	$(3.08)
Series A Preferred Stock (1)	(6,087)	12,622	$(482.25)	(22,084)	7,166	$(3,081.78)

Net loss	$(25,175)			$(95,478)

	Three Months Ended September 30, 2024			Period from June 18, 2024 (Inception) through September 30, 2024
	Loss Allocation	Weighted Average Shares Outstanding	Loss Per Share - Basic and Diluted	Loss Allocation	Weighted Average Shares Outstanding	Loss Per Share - Basic and Diluted
Common Stock	$(16,277)	3,155,500	$(5.16)	$(16,867)	3,155,500	$(5.35)

Net loss	$(16,277)			$(16,867)

(1)
The weighted average number of shares of
as-converted
Series A Preferred Stock used in the loss allocation was 12,622,000 and 7,166,337 for the three and nine months ended September 30, 2025, respectively.

For the computation of basic net loss per share attributable to common stockholders, the amount of weighted-average common shares outstanding excludes all shares of unvested restricted common stock as such shares are not considered outstanding for accounting purposes until vested. The amount of weighted-average shares outstanding includes the pre-funded
warrants as the exercise price is negligible and these warrants are fully vested and exercisable.
The Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The potentially dilutive securities are as follows:

	Three and Nine Months Ended September 30, 2025	Period from June 18, 2024 (Inception) through September 30, 2024
Outstanding and unvested RSAs	371,804	517,293
Outstanding and issued common stock options	9,700,895	125,357
Series Seed convertible preferred stock (as converted)	—	12,622,000

Total	10,072,699	13,264,650